UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for Calendar Year or Quarter Ended September 30, 2007

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):        [ ] is a restatement
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
                       Name:              Robert Brooke Zevin Associates, Inc.
                       Address:           84 State Street
                                          Suite 1000
                                          Boston, MA  02109
                       13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:                  Robert Brooke Zevin
Title:                 President
Phone:                 617-742-6666
Signature,             Place,             Date of Signing:
Robert Brooke Zevin    Boston MA          November 7, 2007
Report Type (Check only one.):
                       [X]   13F HOLDINGS REPORT.
                       [ ]   13F NOTICE.
                       [ ]   13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:
None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:        0
Form 13F Information Table Entry Total:   93
Form 13F Information Table Value Total:   192376

List of Other Included Managers:


No. 13F File Number                       Name






                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
American Europacific Growth Cl MF               298706409      209 3846.3160SH       SOLE                3846.3160
Dodge & Cox Balanced Fund      MF               256201104      248 2788.1750SH       SOLE                2788.1750
Oakmark Equity & Income Fund   MF               413838400      262 9136.4500SH       SOLE                9136.4500
3M Co.                         COM              88579Y101     1611    17217 SH       SOLE                    17217
AT&T Inc                       COM              00206R102     2781    65729 SH       SOLE                    65729
Alcon Inc.                     COM              h01301102     7142    49625 SH       SOLE                    49625
America Movil  SA              COM              02364w105     9390   146720 SH       SOLE                   146720
American Int'l Group           COM              026874107     4902    72464 SH       SOLE                    72464
Amgen Inc Com                  COM              031162100      255     4500 SH       SOLE                     4500
Analog Devices Inc             COM              032654105      302     8350 SH       SOLE                     8350
Apache Corp                    COM              037411105     2629    29195 SH       SOLE                    29195
Aqua America                   COM              03836W103      210     9262 SH       SOLE                     9262
Automatic Data Processing Inc. COM              053015103     1798    39150 SH       SOLE                    39150
BHP Billiton Ltd               COM              088606108      481     6115 SH       SOLE                     6115
BP PLC          SPON ADR       COM              055622104     2948    42514 SH       SOLE                    42514
Bank of America Corp           COM              060505104      511    10161 SH       SOLE                    10161
Berkshire Hathaway -A          COM              084670108     1422       12 SH       SOLE                       12
Berkshire Hathaway -B          COM              084670207     6469     1637 SH       SOLE                     1637
Bright Horizons Family Solutio COM              109195107     1421    33175 SH       SOLE                    33175
CVS Caremark Corp              COM              126650100      286     7225 SH       SOLE                     7225
Canon Inc.                     COM              138006309     5208    95921 SH       SOLE                    95921
Cemex S A Spon Adr   F         COM              151290889     1338    44728 SH       SOLE                    44728
Cemig - Companhia Energetica   COM              204409601     3223   151114 SH       SOLE                   151114
Chevron Corp                   COM              166764100     1011    10802 SH       SOLE                    10802
Cisco Systems Inc.             COM              17275r102     4181   126210 SH       SOLE                   126210
Coca Cola Co Com               COM              191216100      413     7182 SH       SOLE                     7182
Colgate Palmolive              COM              194162103     8807   123490 SH       SOLE                   123490
Danaher Corp                   COM              235851102      225     2720 SH       SOLE                     2720
Desarrollaroda Homex   F       COM              25030W100     2095    37750 SH       SOLE                    37750
Du Pont IE De Nours            COM              263534109     1294    26111 SH       SOLE                    26111
Emerson Elec Co Com            COM              291011104      250     4700 SH       SOLE                     4700
Enterprise Products Partners   COM              293792107     2344    77483 SH       SOLE                    77483
Equitable Resources Inc.       COM              294549100      224     4325 SH       SOLE                     4325
Exxon Mobil Corp               COM              30231g102     2318    25047 SH       SOLE                    25047
FEMSA - Fomento Economico      COM              344419106     1586    42400 SH       SOLE                    42400
First Solar Inc.               COM              336433107     1000     8495 SH       SOLE                     8495
First Solar Inc.               COM              336433107     2006    17040 SH       SOLE                    17040
Fujifilm Hldgs Adr   F         COM              35958n107     4182    91200 SH       SOLE                    91200
Genentech Corp                 COM              368710406     2347    30084 SH       SOLE                    30084
General Electric               COM              369604103     1200    28978 SH       SOLE                    28978
General Mills Inc.             COM              370334104      467     8043 SH       SOLE                     8043
Grainger WW Inc.               COM              384802104      459     5035 SH       SOLE                     5035
Hubbell Inc. Cl B              COM              443510201     2886    50526 SH       SOLE                    50526
ICICI Bank                     COM              45104G104     1882    35695 SH       SOLE                    35695
Illinois Tool Works            COM              452308109     1557    26112 SH       SOLE                    26112
Int'l Business Machines        COM              459200101    13599   115439 SH       SOLE                   115439
Intuit Inc.                    COM              461202103     1910    63045 SH       SOLE                    63045
Jacobs Engineering Group       COM              469814107      336     4450 SH       SOLE                     4450
Johnson & Johnson              COM              478160104     1264    19245 SH       SOLE                    19245
Kellogg Company                COM              487836108      221     3950 SH       SOLE                     3950
McDonald's Corp                COM              580135101      740    13586 SH       SOLE                    13586
Memc Electronic Materials Inc  COM              552715104      965    16400 SH       SOLE                    16400
Merck & Co                     COM              589331107      300     5800 SH       SOLE                     5800
Microsoft Corp                 COM              594918104     5244   178010 SH       SOLE                   178010
Millipore Corp    F            COM              601073109      254     3354 SH       SOLE                     3354
Mindray Medical Intl. ADR      COM                            3156    73490 SH       SOLE                    73490
Noble Corporation              COM              g65422100     8257   168330 SH       SOLE                   168330
Novo-Nordisk A S Adr  F        COM              670100205      835     6900 SH       SOLE                     6900
Oracle Corp                    COM              68389x105     4889   225835 SH       SOLE                   225835
PT Telek Indnsia ADR           COM              715684106     1978    40515 SH       SOLE                    40515
Pepsico Corp                   COM              713448108     1612    22007 SH       SOLE                    22007
Pfizer Inc.                    COM              717081103      875    35807 SH       SOLE                    35807
Powershares Clean Energy Fund  COM              73935X500      354    15475 SH       SOLE                    15475
Price T Rowe Group             COM              74144t108      754    13538 SH       SOLE                    13538
Procter & Gamble               COM              742718109     1507    21424 SH       SOLE                    21424
Roche Holdings     F           COM                             223     1235 SH       SOLE                     1235
Roche Holdings Switzerland     COM              h69293217     3945    21830 SH       SOLE                    21830
SAP Akgsltt ADR                COM              803054204     5470    93230 SH       SOLE                    93230
Sigma Aldrich Corp             COM              826552101      479     9834 SH       SOLE                     9834
Standard Chartered             COM              g84228157     1518    46580 SH       SOLE                    46580
Staples Inc                    COM              855030102      266    12400 SH       SOLE                    12400
State Street Corp              COM              857477103      448     6570 SH       SOLE                     6570
Strategic Hotels & Resorts Inc COM              86272t106      486    23580 SH       SOLE                    23580
Streetraks Gold Trust          COM              863307104      529     7200 SH       SOLE                     7200
Stryker Corp                   COM              863667101     5248    76320 SH       SOLE                    76320
Suntech Power Holdings         COM              86800c104     2775    69550 SH       SOLE                    69550
Sysco Corp Com                 COM              871829107      767    21542 SH       SOLE                    21542
Target Corp                    COM              87612E106      246     3870 SH       SOLE                     3870
Telefonica SA                  COM              879382208      201     2400 SH       SOLE                     2400
Teva Pharmaceuticals           COM              881624209      269     6050 SH       SOLE                     6050
Tribune Company                COM              896047107     3457   126522 SH       SOLE                   126522
UCBH Holdings                  COM              90262t308     1448    82825 SH       SOLE                    82825
Unibanco- Unaio de Bancos      COM              90458e107     4600    34970 SH       SOLE                    34970
Unilever NV   F                COM              904784709      793    25710 SH       SOLE                    25710
Unilever PLC                   COM              904767704     3960   125035 SH       SOLE                   125035
Unitedhealth Group             COM              91324p102      567    11700 SH       SOLE                    11700
Verizon Communications         COM              92343V104      246     5550 SH       SOLE                     5550
Vesta Wind Systems A/S Ord     COM              k9773j128      448     5680 SH       SOLE                     5680
Washington Post                COM              939640108      222      276 SH       SOLE                      276
Waters Corp                    COM              941848103     2629    39290 SH       SOLE                    39290
Wells Fargo & Co               COM              949746101      349     9800 SH       SOLE                     9800
Wrigley Wm Jr Co               COM              982526105     1718    26750 SH       SOLE                    26750
Xto Energy Inc                 COM              98385x106     2236    36150 SH       SOLE                    36150